Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Oil and Gas, Delivery Commitment	The following table summarizes our total gross commitments, compiled using best estimates based on our sales strategy, as of December 31, 2024.

Natural gas (MMcf)
2025	77,187
2026	52,802
2027	130,911
Thereafter	242,276